Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data	Total	Ordinary Shares	Additional paid-in capital	Treasury stock	Accumulated other comprehensive income	Statutory reserve	Retained earning	Equity attributable to China Techfaith Wireless Communication Technology Limited Shareholders	Noncontrolling Interests
Beginning Balance at Dec. 31, 2009	$ 203,938	$ 13	$ 113,657	$ (199)	$ 23,863	$ 10,993	$ 53,943	$ 202,270	$ 1,668
Beginning balance (in shares) at Dec. 31, 2009		650,156,045
Issue of ordinary shares for acquisition of Citylead (in shares)		65,934,066
Issue of ordinary shares for acquisition of Citylead	12,835	1	12,834					12,835
Cancellation of treasury stock (in shares)		(918,000)
Cancellation of treasury stock			(199)	199
Conversion of convertible notes (in shares)		78,814,628
Conversion of convertible notes	16,750	2	13,202					13,204	3,546
Foreign currency translation adjustments	7,365				7,235			7,235	130
Vesting of nonvested shares (in shares)	16,454	16,454
Share-based compensation	1		1					1
Net income (loss)	28,658						27,840	27,840	818
Provision for statutory reserve						5,686	(5,686)
Ending Balance at Dec. 31, 2010	269,547	16	139,495		31,098	16,679	76,097	263,385	6,162
Ending Balance (in shares) at Dec. 31, 2010		794,003,193
Foreign currency translation adjustments	13,026				12,499			12,499	527
Share-based compensation	2,172		2,172					2,172
Net income (loss)	29,810						27,127	27,127	2,683
Provision for statutory reserve						5,952	(5,952)
Capital contribution by noncontrolling shareholders	11,430								11,430
Ending Balance at Dec. 31, 2011	325,985	16	141,667		43,597	22,631	97,272	305,183	20,802
Ending Balance (in shares) at Dec. 31, 2011		794,003,193
Foreign currency translation adjustments	3,525				3,225			3,225	300
Share-based compensation	1,170		1,170					1,170
Net income (loss)	(1,845)						(3,294)	(3,294)	1,449
Provision for statutory reserve						506	(506)
Capital contribution by noncontrolling shareholders	2,854								2,854
Ending Balance at Dec. 31, 2012	$ 331,689	$ 16	$ 142,837		$ 46,822	$ 23,137	$ 93,472	$ 306,284	$ 25,405
Ending Balance (in shares) at Dec. 31, 2012		794,003,193